New Accounting Standards (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	$ 1,414	$ 3,734
Accumulated other comprehensive income (loss)	(5,713)	10,250
Stockholders equity	$ 8,604	$ 25,934	$ 25,041